Stock-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Activity

Stock option activity under the 2008 Plan and 1998 Plan is summarized as follows:

		Weighted
	Aggregate	Average	Exercise Price
	Number	Exercise Price	Range
Outstanding, July 31, 2010	7,269,172	$1.13	$0.29 - 4.00
Granted	4,579,142	0.26	0.26 - 0.32
Exercised	-	-	-
Cancelled	-	-	-
Expired	(500,000)	1.14	0.99 - 2.25
Outstanding, June 30, 2011	11,348,314	0.78	0.26 - 4.00
Granted	5,274,428	0.23	0.20 - 0.26
Exercised	-	-	-
Cancelled	-	-	-
Expired	(975,000)	2.32	1.50 - 4.00
Outstanding, June 30, 2012	15,647,742	0.50	0.20 - 3.45
Granted	8,966,978	0.14	0.04 - 0.18
Exercised	-	-	-
Cancelled	(1,152,450)	0.23	0.23
Expired	(287,500)	2.02	1.09 - 2.35
Outstanding, June 30, 2013	23,174,770	$0.35	$0.04 - 3.45

Options exercisable at June 30, 2013	16,612,179	$0.41
Options exercisable at June 30, 2012	10,101,055	$0.62
Options exercisable at June 30, 2011	7,274,422	$1.04

Weighted average fair value of options granted during the fiscal year ended June 30, 2013	$0.11
Weighted average fair value of options granted during the fiscal year ended June 30, 2012	$0.17
Weighted average fair value of options granted during the fiscal year ended June 30, 2011	$0.33

Non-vested Stock Option Activity

Non-vested stock option activity under the Plan is summarized as follows:

		Weighted-average
	Number of	Grant-Date
	Options	Fair Value
Non-vested stock options at July 1, 2012	5,546,687	$0.25
Granted	8,966,978	0.11
Vested	(6,798,624)	0.13
Forfeited	(1,152,450)	0.18
Non-vested stock options at June 30, 2013	6,562,591	$0.16

Total Outstanding Warrants

Total outstanding warrants at June 30, 2013 were as follows:

Strike Price	Warrants
$3.45	15,000
$3.15	20,000
$1.40	5,000
$1.08	2,500
$0.60	2,770,850
$0.35	19,745,313
$0.32	300,000
$0.29	4,926,949
$0.26	5,000
$0.01	525,000
28,315,612